Non-Underlying Items	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Non Underlying Items [Abstract]
Non-underlying items
8.	Non-underlying items
The
non-underlying
items included in the consolidated income statement are as follows:

	For the six months ended June 30,
(Euro thousands)	2023	2022
Government grants	8,153	17
Net gains on disposals	1,513	553

Total non-underlying items	9,666	570

Non-u
nderlying
items included the net gains on disposals primarily related to dispo
sal of long-term assets.
Non-underlyin
g
items included government grants primarily related to various grants and incentives given by local governments, based on the Group’s operations and developments in those regions.

11.
Non-underlying
items
The
non-underlying
items included in the consolidated income statement are as follows:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Cost related to the Reverse Recapitalization	(84,193)	—	—
Net gain on disposals	964	24,014	40,307
Government grants	172	6,177	3,724
Negative goodwill from acquisition of a subsidiary	—	7,896	—
Gain on debt restructuring	—	7,380	—
Other	—	(261)	(485)

Total non-underlying items	(83,057)	45,206	43,546

Costs related to the Reverse Recapitalization include (i) the excess of the fair value of LGHL ordinary shares issued as part of the Reverse Recapitalization and the fair value of PCAC’s identifiable net assets acquired, accounted for in accordance with IFRS 2 and measured based on the closing price of PCAC’s shares of USD
9.90
 per share on December 14, 2022, and (ii) bank services, legal advisors and other consultancy services relating to the Reverse Recapitalization. For additional information related to the Reverse Recapitalization please refer to Note
6
.
Non-underlying
items included the net gains on disposals primarily related to disposal of long-term assets.
Non-underlying
items for the year ended December 31, 2021 included negative goodwill resulted from business combination of Sergio Rossi. Refer to Note
7
 for further information.
Gain on debt restructuring was included in
non-underlying
items. Refer to Note 2
5
 for further information.
Non-underlying
items for the year ended December 31, 2021 and 2020 included government grants primarily related to various grants and incentives given by local governments, based on the Group’s operations and developments in those regions.